Summary of material accounting policies	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of material accounting policies
The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Financial reporting in a hyperinflation economy

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy to be adjusted for the effects of changes in a suitable general price index and to be expressed in terms of the current unit of measurement at the closing date of the reporting period. Accordingly, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be computed in the non-monetary items.

In order to conclude on whether an economy is categorized as hyperinflationary under the terms of IAS 29, the Standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%.

Since 2018, when cumulative inflation rate in three years exceeded the 100% threshold, Argentina’s operations are considered to be under hyperinflationary economy for accounting purposes under the terms of IAS 29 and since then, it has been applied IAS 29 in the financial reporting of its subsidiaries and associates with Argentine peso as functional currency.

Financial statements of a foreign entity with a functional currency of a country that has a highly inflationary economy, are restated to reflect changes in the general price level or index in that country before translation into U.S. Dollars. In adjusting for hyperinflation, a general price index is applied to all non-monetary items in the financial statements (including equity) and the resulting gain or loss, which is the gain or loss on the entity's net monetary position, is recognized in the income statement. Monetary items in the closing statement of financial position are not adjusted. The Group treated all Argentine subsidiaries as a hyperinflationary economy as all of them have Argentine peso as functional currency. The results and financial position of all foreign entities with a functional currency of a country that has a highly inflationary economy are translated at closing rates after the restatement for changes in the general purchasing power Argentine peso.

The inflation adjustment on the years 2023, 2022 and 2021 was calculated by means of conversion factor derived from the Argentine price indexes published by the National Institute of Statistics and the year-over-year change in the index was 3.114; 1.9479 and 1.509, respectively.

The main procedures for the above-mentioned adjustment are as follows:

•Monetary assets and liabilities which are carried at amounts current at the balance sheet date are not restated because they are already expressed in terms of the monetary unit current at the balance sheet date.

•Non-monetary assets and liabilities which are not carried at amounts current at the balance sheet date, and components of shareholders' equity are adjusted by applying the relevant conversion factors.

•All items in the income statement are restated by applying the relevant conversion factors.

•The effect of inflation on the Company’s net monetary position is included in the income statement, in "Other financial results" (Note 9).

•The ongoing application of the re-translation of comparative amounts to closing exchanges rates under IAS 21 and the hyperinflation adjustments required by IAS 29 will lead to a difference in addition to the difference arising on the application of hyperinflation accounting.

The comparative figures in these Consolidated Financial Statements presented in a stable currency are not adjusted for subsequent changes in the price level or exchange rates. This resulted in a difference between the closing equity of the previous year and the opening equity of the current year. The Company recognized this initial difference directly in equity.
The Consolidated Financial Statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and the Interpretations of the International Financial Reporting Interpretations Committee (IFRIC). All IFRS Accounting Standards as issued by the IASB, effective at the time of preparing these Consolidated Financial Statements have been applied.

The Consolidated Financial Statements have been prepared under the historical cost convention as modified by financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss, biological assets and agricultural produce at the point of harvest and farmlands measured at fair value.

The preparation of Consolidated Financial Statements in conformity with IFRS Accounting Standards as issued by the IASB requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in Note 33.

New and Amended Financial Reporting Standards and Interpretations, effective for the financial year beginning on January 1, 2023

Amendments to IAS 1 - Presentation of Financial Statements – Disclosure of Accounting Policies: The objective of these amendments is to improve the disclosure of accounting policies, which require entities to disclose material accounting policies rather than significant accounting policies. This modification was published in February 2021 and is in effect for fiscal years beginning on or after January 1, 2023.

No other IFRS Accounting Standards as issued by the IASB or IFRIC Interpretation issued effective for the first time for the financial year beginning on January 1, 2023 has a material impact over these Financial Statements.
33.2    Scope of consolidation

The Consolidated Financial Statements include the results of the Company and all of its subsidiaries from the date that control commences to the date that control ceases. They also include the Group’s share of the net income of its jointly-controlled entities on an equity-accounted basis from the point at which joint control commences, to the date that it ceases.

(a) Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date that control commences and deconsolidated from the date that control ceases.

The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. The excess of consideration over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill. If the consideration is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of income under the line item “Bargain purchase gain on acquisition”.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(b) Disposal of subsidiaries

When the Group ceases to have control any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amount previously recognized in other comprehensive income in respect of that entity is accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss, except for the related revaluation surplus which is reclassified to retained earnings.
33.3    Segment reporting

According to IFRS 8, operating segments are identified based on the ‘management approach’. This approach stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker (the Management Committee in the case of the Company)
33.4    Foreign currency translation

(a) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in US dollars, which is the Group’s presentation currency.

Argentine currency status
Since the second half of 2019, the Argentine government instituted certain foreign currency exchange controls, which may restrict or partially restrict access to foreign currency, like the U.S. dollars, to make payments abroad, either for foreign debt or the importation of goods or services, dividend payments and others, without prior authorization. Those regulations have continued to evolve, sometimes making them more or less stringent depending on the Argentine government’s perception of availability of sufficient national foreign currency reserves. The above has led to the existence of an informal foreign currency market where foreign currencies quote at levels significantly higher than the official exchange rate. However, the only exchange rate available for external commerce is the official exchange rate, which as of December 31, 2022 was Pesos 177 per dollar.

We use Argentina’s official exchange rate to record the accounts of Argentine subsidiaries.

(b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, in the line Item “Finance income” or “Finance cost,”as appropriate.

(c) Group companies

The results and financial position of Group entities (except those that has the currency of a hyper-inflationary economy - Argentine subsidiaries) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
•income and expenses for each statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
•all resulting exchange differences are recognized as a separate component of equity.

When a foreign operation is sold, exchange differences that were recorded in equity are recognized in the statement of income as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

33.5    Property, plant and equipment

Farmlands are initially recorded at fair value and subsequently under the revaluation model based on periodic, but at least annual, valuations prepared by an external independent expert. A revaluation reserve is credited in shareholders’ equity. All other property, plant and equipment is recorded at cost, less accumulated depreciation and impairment losses, if any. Historical cost comprises the purchase price and any costs directly attributable to the acquisition. Under the definition of Property plant and equipment is included the bearer plants, such as sugarcane and coffee trees.

Where individual components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items, which are depreciated separately.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the statement of income when they are incurred.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other operating income, net” in the consolidated statement of income.
33.6    Investment property

Investment property consists of farmland for rental or for capital appreciation and not used in production or for sale in the ordinary course of business, and it is measured at fair value. Changes of the fair value, which is based on an independent external expert, impacts the profit and loss of the period, in the line item Other operating income, net.
33.7    Leases

Leases are recognized as a right-of-use asset and corresponding liability at the date of which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

In determining the lease term, the Company considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

    Short term leases are recognized on a straight line basis as an expense in the income statement.

Accounting as lessee

The Company recognizes a right-of-use asset and a lease liability at the commencement date of each lease contract that grants the right to control the use of an identified asset during a period of time. The commencement date is the date in which the lessor makes an underlying asset available for use by the lessee. The Company applied exemptions for leases with a duration lower than 12 months, with a value lower than thirty thousand dollars and/or with clauses related to variable payments. These leases have been considered as short-term leases and, accordingly, no right-of-use asset or lease liability have been recognized.

At initial recognition, the right-of-use asset is measured considering:

•The value of the initial measurement of the lease liability;
•Any lease payments made at or before the commencement date, less any lease incentives; and
•Any initial direct costs incurred by the lessee; and

After initial recognition, the right-of-use assets are measured at cost, less any accumulated depreciation and/or impairment losses, and adjusted for any re-measurement of the lease liability.

Depreciation of the right-of-use asset is calculated using the straight-line method over the estimated duration of the lease contract.

    The lease liability is initially measured at the present value of the lease payments that are not paid at such date, including the following concepts:

•Variable lease payments that depend on an index or rate, initially measured using the index or rate as of the commencement date;
•Amounts expected to be payable by the lessee under residual value guarantees;
•The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease;
•Fixed payments, less any lease incentives receivable;
After the commencement date, the Company measures the lease liability by:

•Increasing the carrying amount to reflect interest on the lease liability;
•Reducing the carrying amount to reflect lease payments made; and
•Re-measuring the carrying amount to reflect any reassessment or lease modifications.

    The above mentioned inputs for the valuation of the right of use assets and lease liabilities including the determination of the contracts within the scope of the standard, the contract term ant interest rate used in the discounted cash flow involved a high degree of management’s estimations.
33.8    Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill on acquisition is initially measured at cost. being the excess of the consideration over the fair value of the Group’s share of net assets of the acquired subsidiary undertaking at the acquisition date. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. It is allocated to those cash generating units expected to benefit from the acquisition for the purpose of impairment testing. Goodwill ais included within “Intangible assets” on the statement of financial position. Goodwill arising on the acquisition of foreign entities is treated as an asset of the foreign entity denominated in the local currency and translated at the closing rate.

Goodwill is not amortized but tested for impairment on an annual basis, or more frequently if there is an indication of impairment (see Note 33 (a)). Gains and losses on the disposal of a Group entity include any goodwill relating to the entity sold (see Note 33.10).
33.9    Other intangible assets

Other intangible assets that are acquired by the Group, which have finite useful lives, are measured at cost less accumulated amortization and impairment losses, if any. These intangible assets comprise mainly trademarks and computer software and are amortized in the statement of income on a straight-line basis over their estimated useful lives estimated to be 10 to 20 years and 3 to 5 years, respectively.
33.10 Impairment of assets

Goodwill

The Company conducts an impairment test annually or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying amount exceeds its recoverable amount. For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset may in the unit. Impairment losses recognized for goodwill cannot be reversed in a subsequent period. Recoverable amount is the higher of the fair value less costs to sell and value in use. In determining the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted (see Note 33 (a) for details).

Property, plant and equipment and finite lived intangible assets

At each statement of financial position date, the Group reviews the carrying amounts of its property, plant and equipment and other intangible assets which have finite lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, that carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of income.

Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in the statement of income.
33.11    Biological assets

Biological assets comprise growing crops (mainly corn, wheat, soybeans, sunflower peanuts and rice), sugarcane, coffee and livestock (growing herd and cattle for dairy production).

The Group distinguishes between consumable and bearer biological assets, and between mature and immature biological assets. “Consumable” biological assets are those assets that may be harvested as agriculture produce or sold as biological assets, for example livestock intended for dairy production. “Bearer” biological assets are those assets capable of producing more than one harvest, for example sugarcane or livestock from which raw milk is produced. “Mature” biological assets are those that have attained harvestable specifications (for consumable biological assets) or are able to sustain regular harvests (for bearer biological assets). “Immature” biological assets are those assets other than mature biological assets.

Costs are capitalized as biological assets if, and only if, (a) it is probable that future economic benefits will flow to the entity, and (b) the cost can be measured reliably. The Group capitalizes costs such as: planting, harvesting, weeding, seedlings, irrigation, agrochemicals, fertilizers and a systematic allocation of fixed and variable production overheads that are directly attributable to the management of biological assets, among others. Costs that are expensed as incurred include administration and other general overhead and unallocated production overhead, among others.

Biological assets, both at initial recognition and at each subsequent reporting date, are measured at fair value less costs to sell, except where fair value cannot be reliably measured. Cost approximates fair value when little biological transformation has taken place since the costs were originally incurred or the impact of biological transformation on price is not expected to be material.
 Gains and losses that arise on measuring biological assets at fair value less costs to sell and measuring agricultural produce at the point of harvest at fair value less costs to sell are recognized in the statement of income in the period in which they arise in the line item “Initial recognition and changes in fair value of biological assets and agricultural produce”.

Where there is an active market for a biological asset or agricultural produce, quoted market prices in the most relevant market are used as a basis to determine the fair value. Otherwise, when there is no active market or market-determined prices are not available, fair value of biological assets is determined through the use of valuation techniques.

Therefore, the fair value of biological assets is generally derived from the expected discounted cash flows of the related agricultural produce. The fair value of the agricultural produce at the point of harvest is generally derived from market determined prices.

A general description of the determination of fair values based on the Company’s business segments follow:

•Growing crops including rice:

Growing crops, for which biological growth is not significant, are measured at cost, which approximates fair value. Expenditure on growing crops includes land preparation expenses and other direct expenses incurred during the sowing period including labor, seedlings, agrochemicals and fertilizers among others.

Otherwise, biological assets are measured at fair value less estimated point-of-sale costs at initial recognition and at any subsequent period. Point-of-sale costs include all costs that would be necessary to sell the assets

The fair value of growing crops including rice is measured based on a formula, which takes into consideration the estimate of crop yields, estimated market prices and costs, and discount rates. Estimated yields are determined based on several factors including location of farmland, environmental conditions and other restrictions and growth at the time of measurement. Yields are multiplied by sown hectares to determine the estimated tons of crops including rice to be obtained. The tons are then multiplied by a net cash flow determined at the future crop prices less the direct costs to be incurred. This amount is discounted at a discount rate, which reflects current market assessments of the assets involved and the time value of money.

•Growing herd and cattle:

Livestock are measured at fair value less estimated point-of-sale costs, with any changes therein recognized in the statement of income, on initial recognition as well as subsequently at each reporting period. The fair value of livestock is determined based on the actual selling prices less estimated point-of-sale costs in the markets where the Group operates.

•Sugarcane:

Sugarcane planting costs form part of Property plant and equipment. The agricultural produce growing on sugarcane is classified as biological assets and are measured at fair value less cost to sell. The fair value of agricultural produce growing on sugarcane depends on the variety, location and maturity of the plantation.

Agricultural produce growing in the Sugarcane, for which biological growth is not significant, is valued at cost, which approximates fair value. Expenditure on the agricultural produce growing in the sugarcane consists mainly of labor, agrochemicals and fertilizers among others. When it has attained significant biological growth, it is measured at fair value through a discounted cash flow model. Estimated revenues are based on estimated yearly production volume (which will be destined to sugar, ethanol, energy and raw cane production) and the price is calculated as the average of daily prices for sugar future contracts (Sugar #11 ICE-NY contracts) for a six months period. Projected costs include maintenance and land leasing among others. These estimates are discounted at an appropriate discount rate.
33.12    Inventories

Inventories comprise of raw materials, finished goods (including harvested agricultural produce and manufactured goods) and others.

Harvested agricultural produce (except for rice and milk) are measured at net realizable value until the point of sale because there is an active market in the produce, there is a negligible risk that the produce will not be sold and there is a well-established practice in the industry carrying the inventories at net realizable value. Changes in net realizable value are recognized in the statement of income in the period in which they arise under the line item “Changes in net realizable value of agricultural produce after harvest”.

All other inventories (including rice and milk) are measured at the lower of cost and net realizable value. Cost is determined using the weighted average method.
33.13    Financial assets

Financial assets are classified in the following categories: at fair value through profit or loss and at amortized cost, namely loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition (see Note 17).

(a) Recognition and measurement

Regular purchases and sales of financial assets are recognized on the trade-date – the date on which the Group commits to purchase or sell the asset. Financial assets not carried at fair value through profit or loss are initially recognized at fair value plus transaction costs. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the statement of income. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category are presented in the statement of income within “Other operating income, net” in the period in which they arise.

If the market for a financial asset is not active (and for unlisted securities), the Group establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models, making maximum use of market inputs and relying as little as possible on entity-specific inputs.

The Group assesses at each statement of financial position date whether there is objective evidence that a financial asset or a group of financial assets is impaired. Impairment testing of trade receivables is described in Note 33.15.

(b) Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. This right must not be contingent on future events and must be enforceable in any case.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. Commodity future contract fair values are computed with reference to quoted market prices on future exchanges markets. The fair values of commodity options are calculated using year-end market rates together with common option pricing models. The fair value of interest rate swaps has been calculated using a discounted cash flow analysis.

The Group manages exposures to financial and commodity risks using hedging instruments that provide the appropriate economic outcome. The principal hedging instruments used may include commodity future contracts, put and call options, foreign exchange forward contracts and interest rate swaps. The Group does not use derivative financial instruments for speculative purposes.

The Group’s policy is to apply hedge accounting to hedging relationships where it is both permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9. Any derivatives that the Group holds to hedge these exposures are classified as “held for trading” and are shown in a separate line on the face of the statement of financial position. The method of recognizing gains or losses on derivatives depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. Gains and losses on commodity derivatives are classified within “Other operating income, net”. Gains and losses on interest rate and foreign exchange rate derivatives are classified within ‘Financial results, net’. The Group designates certain derivatives as hedges of the foreign currency risk associated with highly probable forecast transactions (cash flow hedge).

The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the instruments that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flows of hedged items.

Cash flow hedge

The effective portion of the gain or loss on the instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income within "Finance income” or “Finance cost,”as appropriate.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss. The gain or loss relating to the effective portion is recognized in the statement of income within "Finance income” or “Finance cost”, as appropriate.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the statement of income. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of income.
33.15    Trade and other receivables and trade and other payables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. In the case of receivables, less allowance for trade receivables.

The group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due.
33.16    Short-term investment

Financial assets at fair value through profit or loss are valued at the initial recognition and subsequently at fair value and recognizing the variation in the Statement of income in the line Financial results.
33.17    Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. In the statements of cash flows, interest paid is presented within financing cash flows and interest received is presented within investing activities.
33.18    Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost using the effective interest method. Borrowing costs are capitalized during the period of time that is required to complete and prepare the asset for its intended use.
33.19    Provisions

Provisions are recognized when (i) the Group has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
33.20    Onerous contracts

The Group enters into contracts, which require the Group to sell commodities in accordance with the Group's expected sales. These contracts do not qualify as derivatives. These contracts are not recognized until at least one of the parties has performed under the agreement. However, when the contracts are onerous, the Group recognizes the present obligation under the contracts as a provision included within “Provision and other liabilities” in the statement of financial position. Losses under these onerous contracts are recognized within “Other operating income, net” in the statement of income.
33.21    Current and deferred income tax

The Group’s tax benefit or expense for each year comprises the charge for current tax payable and deferred taxation attributable to the Group’s operating subsidiaries. Tax is recognized in the statement of income, except to the extent that it relates to items recognized directly in equity. In this case, the tax is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted at the date of the statement of financial position in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) effective in the countries where the Group’s subsidiaries operate and generate taxable income.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect to remit overseas earnings in the foreseeable future in a way that would result in a charge to taxable profit. Hence deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only to the extent that, at the date of the statement of financial position, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary.
33.22    Revenue Recognition

The Group’s primary activities comprise agricultural and agro-industrial activities.

The Group’s agricultural activities comprise growing and selling agricultural produce. In accordance with IAS 41 “Agriculture”, cattle are measured at fair value with changes therein recognized in the statement of income as they arise. Agricultural produce is measured at net realizable value with changes therein recognized in the statement of income as they arise. Therefore, sales of agricultural produce and cattle generally do not generate any separate gains or losses in the statement of income.

The Group’s agro-industrial activities comprise the selling of manufactured products (i.e. industrialized rice, milk-related products, ethanol, sugar, energy, among others). These sales are measured at the fair value of the consideration received or receivable, net of returns and allowances, trade and other discounts, and sales taxes, as applicable.

Revenue is recognized when the full control have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, and there is no continuing management involvement with the goods. Transfers of control vary depending on the individual terms of the contract of sale. Revenues are recognised when control of the products has transferred, being when the products are delivered to the customer, having this full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products.
The Group also provides certain agricultural-related services such as grain warehousing/conditioning and other services, e.g. handling and drying services. Revenue from services is recognized as services are provided.

The Group leases owned farmland property to third parties under operating lease agreements. Rental income is recognized on a straight-line basis over the period of the lease.

The Group is a party to a 25-year power agreement for the sale of electricity which expires in 2042. The delivery period starts in April and ends in November of each year. The Group is also a party to two 15-year power agreements which delivery period starts in March and ends in December of each year, these two agreements will expire in 2024 and 2025, respectively. Prices under all the agreements are adjusted annually for inflation. Revenue related to the sale of electricity under these two agreements is recorded based upon output delivered.
33.23    Farmlands sales

The Group’s strategy is to profit from land appreciation value generated through the transformation of its productive capabilities. Therefore, the Group may seek to realize value from the sale of farmland assets and businesses.

Farmland sales are not recognized until (i) the sale is completed, (ii) the Group has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Group has transferred to the buyer the risk of ownership, and does not have a continuing involvement. Gains from “farmland sales” are included in the statement of income under the line item “Other operating income, net”.
33.24    Assets held for sale and discontinued operations

When the Group intends to dispose of, or classify as held for sale, a business component that represents a separate major line of business or geographical area of operations, or a subsidiary acquired exclusively with a view to resale, it classifies such operations as discontinued. The post tax profit or loss of the discontinued operations is shown as a single amount on the face of the statement of income, separate from the other results of the Group. Assets and liabilities classified as held for sale are measured at the lower of carrying value and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a disposal rather than through continuing use. This condition is regarded as met only when management is committed to the sale (disposal), the sale (disposal) is highly probable and expected to be completed within one year from classification and the asset is available for immediate sale (disposal) in its present condition. The statements of income for the comparative periods are represented to show the discontinued operations separate from the continuing operations.
33.25    Earnings per share

Basic earnings per share is calculated by dividing the net income for the year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the year. Diluted net earnings per share is computed by dividing the net income for the period by the weighted average number of ordinary shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, on an as-if converted basis.
33.26    Equity-settled share-based payments

The Group issues equity settled share-based payments to certain directors, senior management and employees. Options under the awards were measured at fair value at the date of grant. An expense is recognized to spread the fair value of each award over the vesting period on a straight-line basis, after allowing for an estimate of the awards that will eventually vest. The estimate of the level of vesting is reviewed at least annually, with any impact on the cumulative charge being recognized immediately.
33.27    Research and development

Research phase expenditure is expensed as incurred. Development expenditure is capitalized as an internally generated intangible asset only if it meets strict criteria, relating in particular to technical feasibility and generation of future economic benefits. Research expenses have been immaterial to date. The Group has not capitalized any development expenses to date.